5. DEBT DISCOUNT - Debt Discount (Annual) (Details) - Annual Report	Dec. 31, 2014 USD ($)
Debt discount	$ 174,378
Accumulated amortization - 2014	(67,363)
Debt discount - net - December 31, 2014	$ 107,016